Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue, net of discounts	$ (29,955)	$ 12,556	$ (19,801)	$ (13,450)	$ 29,985	$ 1,068,979
Rental revenues
Cost of sales
Gross (deficit) profit	(29,955)	12,556	(19,801)	(13,450)	29,985	1,068,979
Operating expenses
Compensation expense	111,660	171,795	330,815	529,064	253,844	4,465,765
Selling, general and administrative expenses	308,338	388,275	1,075,158	1,889,789	2,186,571	3,618,273
Total operating expenses	419,998	560,070	1,405,973	2,418,853	2,440,415	8,084,038
Operating loss	(449,953)	(547,514)	(1,425,774)	(2,432,303)	(2,410,430)	(7,015,059)
Other income (expenses)
Loss on sale of equipment	1,100	(100,742)	5,250	(82,051)	(56,751)	(113,137)
Impairment of Investment						(150,000)
Gain on Bankruptcy						32,158
Miscellaneous income (expense)					215,206	1,011,178
Interest expense, net	(368,354)	(2,379,551)	(2,464,387)	(5,189,461)	(5,919,257)	(3,708,842)
Total other income (expenses), net	(367,254)	(2,480,293)	(2,459,137)	(5,271,512)	(5,760,802)	(2,928,643)
Net loss from operations before income taxes	(817,207)	(3,027,807)	(3,884,911)	(7,703,815)	(8,171,232)	(9,943,702)
Income taxes expense (benefit)
Net loss	(817,207)	(3,027,807)	(3,884,911)	(7,703,815)	(8,171,232)	(9,943,702)
Preferred stock dividends	(23,209)	(23,208)	(69,624)	(67,523)	(90,732)	(53,912)
Net loss attributable to common shareholders	$ (840,416)	$ (3,051,015)	$ (3,954,535)	$ (7,771,338)	$ (8,261,964)	$ (9,997,614)
Basic and diluted income (loss) per common share
Net loss per share - basic	$ (0.03)	$ (0.09)	$ (0.12)	$ (0.24)	$ (0.25)	$ (0.30)
Net loss per share - diluted	$ (0.03)	$ (0.09)	$ (0.12)	$ (0.24)	$ (0.25)	$ (0.30)
Weighted average number of common shares outstanding - basic	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288
Weighted average number of common shares outstanding - diluted	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288